UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-5098
                                   ---------------------------------------------

                           Albemarle Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            1272 Hendersonville Road, Asheville, North Carolina 28803
--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

    John B. Kuhns, 1272 Hendersonville Road, Asheville, North Carolina 28813
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (828) 274-1542
                                                   -----------------------------

Date of fiscal year end:   8/31
                        -----------------------

Date of reporting period:  8/31/03
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================

                                     [LOGO]
                                      THE
                                 NORTH CAROLINA
                               TAX FREE BOND FUND

                             A NO-LOAD MUTUAL FUND

     ----------------------------------------------------------------------

                                 ANNUAL REPORT
                                August 31, 2003

     ----------------------------------------------------------------------

                                     [LOGO]
                                  BOYS, ARNOLD
                                 & COMPANY, INC.

                               INVESTMENT ADVISOR
                            Post Office Drawer 5255
                            1272 Hendersonville Road
                      Asheville, North Carolina 28813-5255
                                 1.800.286.8038

                               FUND ADMINISTRATOR
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354
                                 1.800.841.0987

================================================================================

September 29, 2003

To the Shareholders of The North Carolina Tax Free Bond Fund:

We are pleased to report on the progress of your Fund for the fiscal year ended August 31, 2003. In the face of immense economic stimulus by government and despite interest rates spiking up off almost 50 year lows, the Fund posted positive results.

For the year ended August 31, 2003, the Fund's total return was 3.7%, which includes income and capital appreciation net of all expenses. The Fund's total return ranked #1 out of the 26 North Carolina Municipal Debt Funds as ranked by Lipper Analytical Services, Inc. This composite of funds had an average total return of 2.4% for the same time period. The Lehman Brothers Municipal Bond Index, a national municipal bond index with a lower average quality rating and longer average maturity than the fund, returned 3.1%. The Fund's net asset value on August 31, 2003 was $11.21 per share and the tax free income paid for the period was $0.42 per share.

Last Fall, Moody's Investor Services downgraded the state of North Carolina's General Obligation debt to AA1, from AAA. This action left the state's debt with a split rating since Standard & Poor's Corporation maintained their AAA rating. Moody's action was taken due to the state's continued budget pressure and its weakened balance sheet in the face of an unbalanced budget. The State Houses and the Governor are in a political stalemate as to how to meet the state's constitutional balanced budget requirement again for the coming fiscal year. We expect the continuation of the split rating until further progress is made toward balancing the budget. Nevertheless, North Carolina municipal debt remains a very highly ranked credit within the country.

With a strengthening economy, growing government deficits and increased appetite for risk, some commentators are shunning bonds. We expect interest rates to work their way higher over time, but in a moderated fashion and we are actively managing the duration of the portfolio. We continue to expect bonds to play a vital role in most investor's portfolios. Municipal bonds continue to offer investors one of the few remaining tax-free investments and remain attractive relative to Treasuries on a tax equivalent basis. In addition, municipal bonds offer relative safety and stability during periods of uncertainty and stock market volatility. We would encourage shareholders to maintain a long-term perspective toward their investment in the Fund and to consider a planned investment program to systematically invest in the Fund over time.

We appreciate your continued trust and support and we welcome your comments and suggestions.

Sincerely,

John B. Kuhns                           Jon L. Vannice

                      THE NORTH CAROLINA TAX FREE BOND FUND

Comparison of the Change in Value of a $10,000  Investment in The North Carolina
        Tax Free Bond Fund and the Lehman Brothers Municipal Bond Index

                                    [GRAPH]

--------------------------------------------------------------------------------

THE NC TAX FREE BOND FUND:      LEHMAN BROTHERS MUNI BOND INDEX:

DATE         BALANCE            DATE         BALANCE
----         -------            ----         -------
08/31/93       10,000           08/31/93        10,000
11/30/93       10,063           11/30/93        10,044
02/28/94       10,057           02/28/94        10,104
05/31/94        9,931           05/31/94         9,860
08/31/94       10,034           08/31/94        10,014
11/30/94        9,580           11/30/94         9,516
02/28/95       10,341           02/28/95        10,294
05/31/95       10,770           05/31/95        10,758
08/31/95       10,853           08/31/95        10,901
11/30/95       11,222           11/30/95        11,314
02/29/96       11,353           02/29/96        11,431
05/31/96       11,074           05/31/96        11,250
08/31/96       11,322           08/31/96        11,472
11/30/96       11,838           11/30/96        11,979
02/28/97       11,859           02/28/97        12,061
05/31/97       11,869           05/31/97        12,180
08/31/97       12,195           08/31/97        12,532
11/30/97       12,479           11/30/97        12,838
02/28/98       12,864           02/28/98        13,164
05/31/98       12,960           05/31/98        13,325
08/31/98       13,283           08/31/98        13,618
11/30/98       13,451           11/30/98        13,836
02/28/99       13,545           02/28/99        13,974
05/31/99       13,424           05/31/99        13,948
08/31/99       13,103           08/31/99        13,687
11/30/99       13,044           11/30/99        13,688
02/29/00       13,038           02/29/00        13,684
05/31/00       13,110           05/31/00        13,828
08/31/00       13,928           08/31/00        14,613
11/30/00       14,093           11/30/00        14,808
02/28/01       14,643           02/28/01        15,372
05/31/01       14,691           05/31/01        15,507
08/31/01       15,199           08/31/01        16,102
11/30/01       15,173           11/30/01        16,102
02/28/02       15,470           02/28/02        16,423
05/31/02       15,556           05/31/02        16,515
08/31/02       16,017           08/31/02        17,108
11/30/02       16,098           11/30/02        17,121
02/28/03       16,654           02/28/03        17,682
05/31/03       17,016           05/31/03        18,227
08/31/03       16,614           08/31/03        17,645

---------------------------------------

The North Carolina Tax Free Bond Fund
Average Annual Total Returns

1 Year          5 Year          10 Year
 3.74%           4.58%            5.21%

---------------------------------------

--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The North Carolina Tax Free Bond Fund

                     THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 2003

========================================================================================================================
                                                                    PRINCIPAL      INTEREST       MATURITY
                                                                    AMOUNT         RATE           DATE          VALUE
========================================================================================================================
MUNICIPAL OBLIGATIONS -- 96.1%
Asheville, North Carolina                                          $  150,000          5.50%      08/01/11    $  166,002
     Water System Revenue, FGIC Insured

Buncombe County, North Carolina                                       500,000          5.00%      12/01/12       529,990
     Certificate of Participation, AMBAC Insured

Buncombe County, North Carolina                                       100,000          5.30%      03/01/08       109,222
     Solid Waste System Special Obligation Revenue, FSA Insured

Buncombe County, North Carolina                                       200,000          5.60%      03/01/11       220,052
     Solid Waste System Special Obligation Revenue, FSA Insured

Cabarrus County, North Carolina                                       250,000          5.40%      02/01/17       269,335
     General Obligation, MBIA Insured

Charlotte - Mecklenberg Hospital Authority                            170,000          6.00%      01/15/09       186,891
      North Carolina Health Care System Revenue

Charlotte, North Carolina                                             250,000          5.25%      02/01/14       269,990
     General Obligation

Charlotte, North Carolina                                             400,000          5.30%      04/01/08       431,088
     Public Improvements

Charlotte, North Carolina                                             500,000          6.00%      06/01/20       581,930
     Storm Water Revenue

Charlotte, North Carolina                                             125,000          5.25%      02/01/15       134,223
    General Obligation

Currituck County, North Carolina                                      300,000          5.40%      04/01/14       321,237
     General Obligation, MBIA Insured

Duke University Hospital                                              500,000          5.25%      06/01/17       516,815
     Community Hospital Revenue

Durham, North Carolina                                                200,000          5.80%      02/01/12       216,724
     General Obligation Revenue

Fayetteville, North Carolina                                          500,000          5.10%      03/01/15       552,165
     Public Works Revenue, FSA Insured

Gaston, North Carolina                                                600,000          5.50%      02/15/15       632,345
     Memorial Hospital Project Revenue

                     THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 2003

========================================================================================================================
                                                                    PRINCIPAL      INTEREST       MATURITY
                                                                    AMOUNT         RATE           DATE          VALUE
========================================================================================================================
MUNICIPAL OBLIGATIONS --  CONTINUED

Gastonia, North Carolina                                           $  100,000          5.70%      08/01/15    $  108,647
     Police Station Project Certificate of Participation,
     FGIC Insured

Gastonia, North Carolina                                              200,000          5.50%      05/01/13       219,480
     Street Improvements General Obligation, MBIA Insured

Gastonia, North Carolina                                              400,000          5.50%      05/01/16       437,880
     Street Improvements General Obligation, MBIA Insured

Greensboro, North Carolina                                            500,000          5.00%      03/01/12       529,830
     General Obligation Unlimited

High Point, North Carolina                                            100,000          5.60%      03/01/14       108,394
     General Obligation

Lincolnton, North Carolina                                            200,000          5.38%      05/01/16       214,746
     Enterprise System Revenue, MBIA Insured

Morganton, North Carolina                                             500,000          5.70%      06/01/13       547,670
     Water & Sewer General Obligation Revenue, FGIC Insured

North Carolina Central University                                     200,000          5.80%      11/01/17       222,122
     Housing System Revenue, MBIA Insured

North Carolina Eastern Municipal Power Agency                          50,000          6.13%      01/01/09        57,149
     Power System Revenue Series B, FGIC Insured

North Carolina Housing Finance Agency                                 500,000          5.10%      07/01/17       508,340
     Home Ownership Series 2-B Revenue

North Carolina Housing Finance Agency                                 375,000          5.45%      01/01/11       391,234
     Home Ownership Series 6-B Revenue

North Carolina Housing Finance Agency                                  95,000          5.80%      07/01/13        97,451
     Multifamily Series A Revenue, AMBAC Insured

North Carolina Municipal Power Agency                                 250,000          5.13%      01/01/10       269,368
     Number 1 - Catawba Electric Reserve

North Carolina Municipal Power Agency                                  90,000          5.00%      01/01/15        92,004
     Number 1 - Catawba Electric Reserve, MBIA Insured

North Carolina Municipal Power Agency                                 100,000          6.00%      01/01/09       114,005
     Number 1 - Catawba Electric Revenue

                     THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 2003

========================================================================================================================
                                                                    PRINCIPAL      INTEREST       MATURITY
                                                                    AMOUNT         RATE           DATE          VALUE
========================================================================================================================
MUNICIPAL OBLIGATIONS --  CONTINUED

North Carolina State                                               $  100,000          5.80%      06/01/16    $  105,609
     Clean Water Series A General Obligation

North Carolina State                                                  150,000          5.20%      03/01/11       162,198
     General Obligation Series A

North Carolina State                                                  250,000          5.20%      03/01/13       279,323
     General Obligation Series A

North Carolina State University                                       500,000          5.13%      12/15/16       525,855
     Centennial Campus Series B Revenue

Piedmont Triad Airport Authority                                      500,000          5.63%      07/01/14       547,800
     North Carolina Series A Revenue

Piedmont Triad Airport Authority                                      200,000          5.88%      07/01/19       218,056
     North Carolina Series A Revenue

Pitt County, North Carolina                                           500,000          5.25%      12/01/12       533,560
     Memorial Hospital Revenue

Pitt County, North Carolina Certificate Participation                 100,000          5.55%      04/01/12       110,024
    Public Facilities -  Series A, MBIA Insured

Raleigh - Durham, North Carolina                                      100,000          5.50%      11/01/08       112,400
     Airport Authority Revenue Series A, FGIC Insured

Raleigh, North Carolina                                               500,000          5.25%      06/01/13       538,730
     General Obligation

Union County, North Carolina                                          350,000          5.20%      03/01/10       382,179
     General Obligation Series B, FGIC Insured

University of North Carolina                                          500,000          5.40%      05/15/16       564,100
     General Obligation Revenue

University of North Carolina                                          200,000          5.00%      04/01/11       216,688
     System Pool Revenue Series B, AMBAC Insured

Wilmington, North Carolina                                            400,000          5.40%      06/01/13       436,060
     Water & Sewer System Revenue, FSA Insured

                     THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 August 31, 2003

========================================================================================================================
                                                                    PRINCIPAL      INTEREST       MATURITY
                                                                    AMOUNT         RATE           DATE          VALUE
========================================================================================================================
MUNICIPAL OBLIGATIONS - CONTINUED

Winston-Salem, North Carolina                                      $  100,000        5.50%      06/01/12    $    108,283
     General Obligation                                                                                     ------------

TOTAL MUNICIPAL OBLIGATIONS - 96.1%                                                                         $ 13,897,194

CASH EQUIVALENTS -- 2.8%
Federated North Carolina Municipal Money Market Portfolio                                                   $    401,866
                                                                                                            ------------

TOTAL VALUE OF INVESTMENT SECURITIES -- 98.9% (AMORTIZED COST $13,460,326)
                                                                                                            $ 14,299,060

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%
                                                                                                                 159,040
                                                                                                            ------------

NET ASSETS-- 100.0%                                                                                         $ 14,458,100
                                                                                                            ============

AMBAC - American Municipal Bond Assurance Company
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
MBIA - Municipal Bond Investors Assurance

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 August 31, 2003

ASSETS
     Investment securities, at value
       (amortized cost $13,460,326)                               $  14,299,060
     Interest receivable                                                188,514
     Receivable from Advisor                                                391
     Other assets                                                         8,609
                                                                  -------------
          TOTAL ASSETS                                               14,496,574
                                                                  -------------

LIABILITIES
     Dividends payable                                                    6,477
     Payable for capital shares redeemed                                 20,216
     Payable to Administrator                                             4,928
     Other accrued expenses and liabilities                               6,853
                                                                  -------------
          TOTAL LIABILITIES                                              38,474
                                                                  -------------

NET ASSETS                                                        $  14,458,100
                                                                  =============

NET ASSETS CONSIST OF
Paid-in capital                                                   $  13,588,143
Accumulated net realized gains from
  security transactions                                                  31,223
Net unrealized appreciation on investments                              838,734
                                                                  -------------
          NET ASSETS                                              $  14,458,100
                                                                  =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                                       1,289,781
                                                                  =============

Net asset value, offering price and
  redemption price per share                                      $       11.21
                                                                  =============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                       For the Year Ended August 31, 2003

INVESTMENT INCOME
     Interest                                                        $  733,586
                                                                     ----------

EXPENSES
     Investment advisory fees                                            55,812
     Shareholder servicing fees                                          39,866
     Accounting services fees                                            24,000
     Administration fees                                                 24,000
     Professional fees                                                   19,020
     Transfer agent fees                                                 12,000
     Custodian fees                                                       9,219
     Pricing costs                                                        6,985
     Insurance expense                                                    6,641
     Reports to shareholders                                              5,960
     Trustees' fees and expenses                                          4,947
     Postage and supplies                                                 4,740
     Registration fees                                                      217
                                                                     ----------
          TOTAL EXPENSES                                                213,407
     Investment advisory fees waived                                    (42,424)
     Shareholder servicing fees waived                                  (35,470)
                                                                     ----------
          NET EXPENSES                                                  135,513
                                                                     ----------

NET INVESTMENT INCOME                                                   598,073
                                                                     ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains from security transactions                      145,238
     Net change in unrealized appreciation/depreciation
       on investments                                                  (117,802)
                                                                     ----------
          NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS               27,436
                                                                     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  625,509
                                                                     ==========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Year Ended       Year Ended
                                                                           August 31,       August 31,
                                                                              2003             2002
                                                                          ------------     ------------
FROM OPERATIONS
     Net investment income                                                $    598,073     $    616,940
     Net realized gains from security transactions                             145,238            8,211
     Net change in unrealized appreciation/depreciation on investments        (117,802)         168,406
                                                                          ------------     ------------
          NET INCREASE IN NET ASSETS FROM OPERATIONS                           625,509          793,557
                                                                          ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                               (598,073)        (616,940)
                                                                          ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                               2,081,727        2,432,249
     Net asset value of shares issued in
         reinvestment of distributions to shareholders                         469,762          513,685
     Payments for shares redeemed                                           (3,864,062)      (2,584,894)
                                                                          ------------     ------------
          NET INCREASE (DECREASE) IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONS                            (1,312,573)         361,040
                                                                          ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (1,285,137)         537,657

NET ASSETS
     Beginning of year                                                      15,743,237       15,205,580
                                                                          ------------     ------------
     End of year                                                          $ 14,458,100     $ 15,743,237
                                                                          ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME                                       $         --     $         --
                                                                          ============     ============

CAPITAL SHARE ACTIVITY
     Sold                                                                      183,560          220,799
     Shares issued in reinvestment of distributions to shareholders             41,357           46,672
     Redeemed                                                                 (338,080)        (236,331)
                                                                          ------------     ------------
     Net increase (decrease) in shares outstanding                            (113,163)          31,140
     Shares outstanding, beginning of year                                   1,402,944        1,371,804
                                                                          ------------     ------------
     Shares outstanding, end of year                                         1,289,781        1,402,944
                                                                          ============     ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                                        YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------------
                                                 2003            2002            2001            2000            1999
                                              ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE AT BEGINNING OF YEAR          $    11.22      $    11.08      $    10.59      $    10.43      $    11.11
                                              ----------      ----------      ----------      ----------      ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net investment income                          0.43            0.44            0.46            0.46            0.44
     Net realized and unrealized gains
       (losses) on investments                     (0.01)           0.14            0.49            0.17           (0.58)
                                              ----------      ----------      ----------      ----------      ----------
         TOTAL FROM INVESTMENT OPERATIONS           0.42            0.58            0.95            0.63           (0.14)
                                              ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                    (0.43)          (0.44)          (0.46)          (0.46)          (0.44)
     From net realized gains from security
       transactions                                   --              --              --           (0.01)          (0.10)
                                              ----------      ----------      ----------      ----------      ----------
         TOTAL DISTRIBUTIONS                       (0.43)          (0.44)          (0.46)          (0.47)          (0.54)
                                              ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF YEAR                $    11.21      $    11.22      $    11.08      $    10.59      $    10.43
                                              ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                       3.74%           5.37%           9.12%           6.30%          (1.36%)
                                              ==========      ==========      ==========      ==========      ==========

NET ASSETS AT END OF YEAR (000'S)             $   14,458      $   15,743      $   15,206      $   13,968      $   13,908
                                              ==========      ==========      ==========      ==========      ==========

RATIO OF EXPENSES TO AVERAGE NET ASSETS
     Before expense reimbursements and
       waived fees                                 1.33%           1.34%           1.32%           1.36%           1.41%
     After expense reimbursements and
       waived fees                                 0.85%           0.85%           0.85%           0.85%           0.85%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       3.75%           4.02%           4.22%           4.50%           4.08%

PORTFOLIO TURNOVER RATE                              14%              8%              1%             19%              5%

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a no-load, non-diversified series of Albemarle Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 and organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objectives of the Fund are to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital and to protect the value of the portfolio against the effects of inflation. The Fund invests primarily in municipal bonds, the interest on which is exempt from federal income taxes and from the personal income taxes of North Carolina and not subject to alternative minimum tax.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders. For the year ended August 31, 2003, the Fund has designated 100% of its distributions paid to shareholders from net investment income as exempt-interest dividends for federal income tax purposes.

The tax character of distributions paid for the years ended August 31, 2003 and 2002 was as follows:

                                                2003                    2002
                                                ----                    ----
From tax-exempt income                        $ 598,073               $ 616,940

The following information is computed on a tax basis for each item as of August 31, 2003:

Cost of investment securities                          $ 13,460,326
                                                       ============
Gross unrealized appreciation                          $    845,281
Gross unrealized depreciation                                (6,547)
                                                       ------------
Net unrealized appreciation                                 838,734
Undistributed long-term capital gains                        31,223
                                                       ------------
  Accumulated earnings                                 $    869,957
                                                       ============

2. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,060,767 and $2,949,604 respectively, for the year ended August 31, 2003.

3. CONCENTRATION OF RISK

The North Carolina Tax Free Bond Fund invests in debt securities in the State of North Carolina. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic and political developments in that state.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the year ended August 31, 2003, the Advisor waived $42,424 of its investment advisory fees.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING PLAN
Under the terms of a Shareholder Servicing Plan (the Plan), the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by IFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2003, the Fund incurred $39,866 and the Advisor subsequently reimbursed $35,470 of shareholder servicing fees under the Plan.

                     THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003

MANAGEMENT OF THE TRUST (UNAUDITED)

Listed in the charts below is basic information regarding the Trustees and officers of the Albemarle Investment Trust (the "Trust").

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN    OTHER DIRECTORSHIPS
                          POSITION(S)                                                           FUND COMPLEX     HELD BY TRUSTEE
                          HELD WITH       TERM OF OFFICE1 AND     PRINCIPAL OCCUPATION(S)       OVERSEEN BY      OUTSIDE THE FUND
NAME/ADDRESS/AGE          TRUST           LENGTH OF TIME SERVE    DURING LAST 5 YRS             TRUSTEE          COMPLEX
====================================================================================================================================
INTERESTED TRUSTEES:

Jon L. Vannice2           Vice President  Since April 1994        President of Boys, Arnold &           1        N/A
1272 Hendersonville Road  Trustee                                 Company, Inc.
Asheville, NC 28813

Age: 45

DISINTERESTED TRUSTEES:

Edwin B. Armstrong        Trustee         Since April 1994        Self-employed managment               1        N/A
1272 Hendersonville Road                                          consultant.
Asheville, NC 28813

Age: 73

J. Finley Lee, Jr.        Trustee         Since August 1993       Retired, Julian Price Professor       1        Williamsburg
1272 Hendersonville Road                                          of Administration, Emeritus,                   Investment
Asheville, NC 28813                                               of the University of North Carolina            Trust
                                                                  at Chapel Hill.

Age: 64

1 Each Trustee serves for an indefinite term,  until his  resignation,        or
removal.

2 Mr. Vannice is an "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with Boys, Arnold & Company, Inc. Boys, Arnold & Company, Inc. serves as the investment advisor to the Trust.


                          POSITION(S)
                          HELD WITH       TERM OF OFFICE1 AND     PRINCIPAL OCCUPATION(S)
NAME/ADDRESS/AGE          TRUST           LENGTH OF TIME SERVE    DURING LAST 5 YRS
====================================================================================================================================
PRINCIPAL OFFICERS:
John B. Kuhns2            President       Since April 1994        Senior Vice President of Boys,
1272 Hendersonville Road  Treasurer       Since June 2003         Arnold & Company, Inc.
Asheville, NC 28813

Age: 48

Tina H. Bloom             Secretary       Since April 1998        Vice President and Managing
221 East Fourth Street,                                           Attorney of Integrated Fund
Ste. 300                                                          Services, Inc. and IFS Fund
Cincinnati, OH 45202                                              Distributors, Inc.  Ms. Bloom
                                                                  also holds similar positions for
Age: 35                                                           certain unaffiliated investment
                                                                  companies for which Integrated
                                                                  Fund Services, Inc. serves as
                                                                  administrator.

1 Each officer is elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until her or she resigns or is removed from office.

2 Mr. Kuhns is an "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with Boys, Arnold & Company, Inc. Boys, Arnold & Company, Inc. serves as the investment advisor to the Trust.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-800-841-0987.

ITEM 2. CODE OF ETHICS. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The Trust does not have an Audit Committee Financial Expert. The Registrant's Board of Trustees has determined that no member of the Audit Committee has the qualifications necessary to be an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Applicable to Annual Reports only for fiscal years ending on or after December 15, 2003.

ITEMS 5-6.RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.   RESERVED

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  (1) Code of Ethics.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Albemarle Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)

/s/ John B. Kuhns
-----------------
John B. Kuhns
President

Date: November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John B. Kuhns
-----------------
John B. Kuhns
President

Date: November 7, 2003

By (Signature and Title)

/s/ John B. Kuhns
-----------------
John B. Kuhns
Treasurer, Chief Financial Officer

Date: November 7, 2003